Statements of Changes in Stockholders' Equity (Deficit) (Parentheticals) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Preferred dividends percentage	12.00%
Previously reported | Preferred Stock Series A
Dividends declared		$ 12